ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued compensation	$ 6,407	$ 1,246
Accrued duties	0	204
Accrued warranties	556	284
Accrued purchases	1,692	25
Accrued excess inventory	550	465
Accrued operating expense	7,894	3,505
Accrued litigation costs	6,750	0
Other accrued expenses	336	52
Total accrued expenses	$ 24,184	$ 5,781